Subsequent Events	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

On January 28, 2021, the Company listed its ordinary shares on Nasdaq in an IPO, with the symbol “EZGO”. The Company offered 2,800,000 ordinary shares, par value $0.001 per share, on a firm commitment basis, at a price of $4.00 per share and received total gross proceed of $11,200,000. Besides, the Company offered 238,500 ordinary shares, par value $0.001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $954,000.

The Company has performed an evaluation of subsequent events through February 16, 2021, which was the date of the issuance of the consolidated financial statements, and determined that no events that would have required adjustment or disclosure in the consolidated financial statements other than that discussed above.